THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley High Yield Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY HIGH YIELD FUND, INC.

DIRECTORS AND OFFICERS

Barton M. Biggs                              William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS           DIRECTOR

Ronald E. Robison                            Michael Nugent
PRESIDENT AND DIRECTOR                       DIRECTOR

John D. Barrett II                           Fergus Reid
DIRECTOR                                     DIRECTOR

Thomas P. Gerrity                            Stefanie V. Chang
DIRECTOR                                     VICE PRESIDENT

Gerard E. Jones                              Lorraine Truten
DIRECTOR                                     VICE PRESIDENT

Joseph J. Kearns                             Joseph P. Stadler
DIRECTOR                                     VICE PRESIDENT AND TREASURER

Vincent R. McLean                            Mary E. Mullin
DIRECTOR                                     SECRETARY

C. Oscar Morong, Jr.                         Belinda A. Brady
DIRECTOR                                     ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
                                            OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -16.70% compared to 0.14% for the CS First Boston High Yield Index (the "Index"). For the period from the Fund's commencement of operations on November 30, 1993 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was 25.85% compared to 46.93% for the Index. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.60, representing a 22.2% premium to the Fund's net asset value per share.

MARKET OVERVIEW

The high yield market experienced a volatile, but positive eight months of returns prior to the September 11 tragic events. These events have had a profound impact on the outlook for the economy as well as greatly affecting both fixed income and equity markets. Despite a fifty-basis point reduction in the federal funds rate by the Federal Reserve in September, the expected flight-to-quality mentality emerged, pushing equities and, to a lesser extent, high yield, sharply lower. The industries that experienced the largest sell-off in high yield in September included airlines, lodging, and insurance, as well as telecom and cable. The industries that held up the best, but still experienced negative returns in September included healthcare, food and drugs, utilities, and energy. The spread of the Index widened slightly earlier in the third quarter, but widened by 188 basis points in September to end at +1,012 basis points over treasuries.

The Fund's higher allocations to fixed-line telecommunication, cable, and wireless communications were the major reasons for the poor performance in the third quarter. Also hindering the performance to a lesser degree were the under-weight allocations to utilities, food, and energy. On the positive side, our allocations in healthcare, services and forest products contributed to performance as these sectors performed much better than the overall market.

In analyzing the quarter's performance in more detail, we note that our underperformance in the first eight months was driven by the fact that most sectors outside of those related to telecommunications posted positive returns while telecom posted negative returns. In the month of September, all sectors declined, but telecom again underperformed most other sectors. It is our assessment, however, that the sensitivity of telecom firms to the near-term economic fallout is not excessive relative to many other sectors. We believe the Fund's underweight allocation in many of the most economically sensitive sectors may aid performance as market participants closely study the impact of the economic environment on high yield issuers.

MARKET OUTLOOK

The high yield market is now trading at close to the widest spread ever experienced in its history. Due to the recent tragic events, we believe the economic environment will be weaker over the next three to six months than was previously expected. However, we feel that the current spread of the high yield market is pricing in a prolonged downturn with an extended period of high default rates that we believe will not occur. The high degree of monetary and fiscal policy moves that have already been implemented (and, we believe, future moves to come) will work and bring the economy back to more normal growth levels. This should lead the high yield market back on the path of strong returns. We feel the Fund is well positioned in the current environment.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001

--------------------------------------------------------------------------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR ITS DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN HIGH YIELD SECURITIES OF U.S. COMPANIES.

MORGAN STANLEY HIGH YIELD FUND, INC.
SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                            TOTAL RETURN(%)
                --------------------------------------------------------------------------
                    MARKET VALUE(1)        NET ASSET VALUE(2)          INDEX(3)
                --------------------------------------------------------------------------
                               AVERAGE                  AVERAGE                   AVERAGE
                 CUMULATIVE    ANNUAL      CUMULATIVE   ANNUAL     CUMULATIVE     ANNUAL
                -----------   ---------    ----------   -------    ----------    ---------
Year to date          0.38 %      --        -16.70%      --           0.14%        --
One Year            -13.85     -13.85%      -25.51     -25.51%       -4.93       -4.93%
Five Year            14.22       2.68        -4.69      -0.96        15.97        3.01
Since Inception*     43.32       4.69        25.85       2.98        46.93        5.04

Past Performance is not predictive of future performance

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                            YEAR ENDED DECEMBER 31,                                    NINE MONTHS
                              ---------------------------------------------------------------------------------------     ENDED
                                                                                                                      SEPTEMBER 30,
                                1993*       1994        1995        1996      1997       1998        1999       2000       2001
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $ 14.10     $ 11.96     $ 13.63     $ 14.45    $ 15.19    $ 13.62    $ 12.73    $  9.31    $  7.04

Market Value Per Share        $ 14.75     $ 11.38     $ 12.88     $ 14.63    $ 16.06    $ 15.38    $ 11.06    $  9.44    $  8.60

Premium/(Discount)               1.3%       -4.8%       -5.5%        1.3%       5.7%      12.9%     -13.1%       1.4%      22.2%

Income Dividends                 --       $  1.37     $  1.27     $  1.42    $  1.36    $  1.42    $  1.38    $  1.30    $  0.90

Capital Gains Distributions      --          --          --          --      $  0.48    $  0.83       --         --         --

Fund Total Return(2)             0.00%      -5.53%      26.07%      17.52%     18.48%      4.12%      6.34%+   -17.72%    -16.70%

Index Total Return(3)            1.26%      -0.98%      17.39%      12.40%     12.65%      0.58%      3.28%     -5.21%      0.14%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
(*) The Fund commenced operations on November 30, 1993.
(+) This return does not include the effect of the rights issued in connection with the Rights Offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

---------------------------------------
Debt Securities                   92.5%
Equity Securities                  5.8
Short-Term Investments             1.7
---------------------------------------

[CHART]

INDUSTRIES

---------------------------------------
Cable                             11.6%
Communication: Fixed               9.3
Communication: Mobile              8.3
Health Care                        8.1
Media                              7.7
Paper & Packaging                  7.2
Energy                             5.8
Gaming                             5.5
Services                           4.7
Real Estate                        4.7
Other                             27.1
---------------------------------------

TEN LARGEST HOLDINGS

                                                   PERCENT OF
                                                     TOTAL
                                                  INVESTMENTS
--------------------------------------------------------------
1.   HCA - The Healthcare Co., 6.91%, 6/15/05          2.9%
2.   British Sky Broadcasting Group plc, 8.20%,        2.2
     7/15/09
3.   Fresenius Medical Capital Trust II, 7.88%,        2.1
     2/1/08
4.   Nextel Communications, Inc., 0.00%, 9/15/07       2.0
5.   Norampac, Inc., 9.50%, 2/1/08                     1.8
6.   Husky Oil Ltd., 8.90%, 8/15/28                    1.7
7.   Pacifica Papers, Inc., 10.00%, 3/15/09            1.5
8.   Charter Communications, Inc., 10.25%, 1/15/10     1.4
9.   Owens-Illinois, Inc., 7.50%, 5/15/10              1.4
10.  Station Casinos, inc., 8.38%, 2/15/08             1.4
                                                      ----
                                                      18.4%
                                                      ====

                                            MORGAN STANLEY HIGH YIELD FUND, INC.
                                            STATEMENT OF NET ASSETS
                                            SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                    FACE
                                                                  AMOUNT                  VALUE
                                                                   (000)                  (000)
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (89.8%)
-------------------------------------------------------------------------------------------------
AUTOMOTIVE (0.3%)
TRW, Inc.
  7.625%, 3/15/06                                          $         310         $          326
 =================================================================================================
CABLE (11.6%)
Adelphia Communications Corp. 'B'
  7.75%, 1/15/09                                                   1,355                  1,081
  8.38%, 1/1/00                                                    2,050                  1,681
  9.38%, 11/15/09                                                    525                    449
British Sky Broadcasting Group plc
  8.20%, 7/15/09                                                   2,590                  2,608
Cablevision SA
  13.75%, 5/1/09                                                     630                    283
Callahan Nordrhein-Westfalen
  14.00%, 7/15/10                                                  1,900                  1,054
Charter Communications
  10.25%, 1/15/10                                                  1,800                  1,728
CSC Holdings, Inc.
  7.63%, 4/1/11                                                      225                    223
  9.88%, 5/15/06                                                     570                    588
Echostar DBS Corp.
  9.38%, 2/1/09                                                      500                    489
NTL, Inc.
  0.00%, 4/1/08                                                    2,325(a)                 744
NTL, Inc. 'B'
  0.00%, 4/1/08                                            GBP       750(a)                 332
ONO Finance plc
  14.00%, 2/15/11                                          $         875                    542
RCN Corp. 'B'
  0.00%, 10/15/07                                                  3,550(a)                 816
Telewest Communications plc
  0.00%, 4/15/09                                           GBP     2,500(a)               1,216
United Pan-Europe Communications NV
  10.88%, 8/1/09                                           $       1,465                    205
-------------------------------------------------------------------------------------------------
                                                                                         14,039
=================================================================================================
CHEMICALS (3.8%)
Acetex Corp.
  10.88%, 8/1/09                                                     240                    230
Equistar Chemicals
  10.13%, 9/1/08                                                     290                    267
Huntsman ICI Chemicals
  10.13%, 7/1/09                                           EUR       750         $          557
  10.13%, 7/1/09                                           $       1,050                    903
ISP Holdings, Inc. 'B'
  9.00%, 10/15/03                                                  1,175                  1,140
Lyondell Chemical Co.
  9.63%, 5/1/07                                                      700                    644
Messer Griesheim Holding AG
  10.38%, 6/1/11                                           EUR       755                    653
Millenium American Inc.
  9.25%, 6/15/08                                           $         255                    240
-------------------------------------------------------------------------------------------------
                                                                                          4,634
=================================================================================================
COMMUNICATIONS: FIXED (7.8%)
Bayan Telecommunications, Inc.
  13.50%, 7/15/06                                                  1,410                    240
Espirit Telecommunications Group plc `DM'
  11.50%, 12/15/07                                         EUR     1,300                      9
Exodus Communications
  11.63%, 7/15/10                                          $       1,890                    208
Focal Communications Corp.
  0.00%, 2/15/08                                                     390(a)                  47
  11.88%, 1/15/10                                                  2,025                    405
Global Crossing Holding Ltd.
  8.70%, 8/1/07                                                    1,280                    538
  9.50%, 11/15/09                                                    855                    359
  9.63%, 5/15/08                                                   1,155                    497
Globix Corp.
  12.50%, 2/1/10                                                   1,865                    336
GT Group Telecom, Inc.
  0.00%, 2/1/10                                                    3,165(a)                 633
Hermes Europe Railtel BV
  11.50%, 8/15/07                                                    945                    142
  10.38%, 1/15/09                                                  1,125(b)                 169
Hyperion Telecommunications, Inc.
  13.00%, 4/15/03                                                  1,580(a)                 695
Intermedia Communications, Inc., 'B'
  0.00%, 7/15/07                                                   1,635(a)               1,610
Maxcom Telecomunicaciones 'B'
  13.75%, 4/1/07                                                   1,250                    250
McLeodUSA, Inc.
  11.38%, 1/1/09                                                   2,300                    667
Metromedia Fiber Network
  10.00%, 12/15/09                                                 1,800                    216
-------------------------------------------------------------------------------------------------

                                       5

                                                                    FACE
                                                                  AMOUNT                  VALUE
                                                                   (000)                  (000)
-------------------------------------------------------------------------------------------------
Netia Holdings B.V.
  13.50%, 6/15/09                                          EUR       685         $           56
Netia Holdings B.V. 'B'
  10.25%, 11/1/07                                          $         240                     19
NTL Communications Corp., 'B'
  9.88%, 11/15/09                                          EUR       325                    135
  11.88%, 10/1/10                                          $         350                    176
Primus Telecommunications Group, Inc.
  11.25%, 1/15/09                                                    490                     93
  12.75%, 10/15/09                                                   560                    106
Primus Telecommunications Group, Inc. 'B'
  9.88%, 5/15/08                                                   1,000                    190
PSINet, Inc.
  11.00%, 8/1/09                                                     450(b)                  27
PSINet, Inc. 'B'
  10.00%, 2/15/05                                                  2,675(b)                 160
Rhythms NetConnections, Inc., 'B'
  0.00%, 5/15/08                                                   2,885                    252
  14.00%, 2/15/10                                                  1,610                     80
RSL Communications plc
  0.00%, 3/1/08                                                    1,500(a)                  45
  9.13%, 3/1/08                                                    1,900                     67
  9.88%, 11/15/09                                                    275                     10
  10.00%, 3/15/08                                          EUR     1,380(b)                  28
  12.00%, 11/1/08                                          $         900                     32
  12.25%, 11/15/06                                                   300                     11
Tele1 Europe AB
  13.00%, 5/15/09                                                  1,910                    401
Viatel Inc.
  0.00%, 4/15/08                                                   2,400(a)                   6
Winstar Communications
  0.00%, 4/15/10                                                   9,885(a,b)                49
XO Communications, Inc.
  0.00%, 4/15/08                                                   2,750(a)                 247
  10.75%, 11/15/08                                                   550                    104
-------------------------------------------------------------------------------------------------
                                                                                          9,315
=================================================================================================
COMMUNICATIONS: MOBILE (6.3%)
American Cellular Corp.
  9.50%, 10/15/09                                                    700                    651
Cellco Finance NV
  12.75%, 8/1/05                                                     500                    300
CENTENNIAL CELLULAR
  10.75%, 12/15/08                                                 1,755                  1,509
CTI Holdings SA
  0.00%, 4/15/08                                           $     1,580(a)        $          395
Dolphin Telecommunication plc
  0.00%, 6/1/08                                            EUR   1,520(a)                    21
Dolphin Telecommunication plc 'B'
  0.00%, 5/15/09                                           $     2,000(a)                    20
Globalstar LP
  11.38%, 2/15/04                                                1,050(b)                    42
Grupo Iusacell SA de CV
  14.25%, 12/1/06                                                    800                    792
Motient Corp.
  12.25%, 4/1/08                                                   1,705                    324
Nextel Communications, Inc.
  0.00%, 9/15/07                                                   4,115(a)               2,469
PTC International Finance II SA
  11.25%, 12/1/09                                          EUR     1,290                  1,075
-------------------------------------------------------------------------------------------------
                                                                                          7,598
=================================================================================================
ENERGY (5.8%)
BRL Universal Equipment
  8.88%, 2/15/08                                           $         750                    743
Chesapeake Energy Corp.
  8.13%, 4/1/11                                                    1,300                  1,222
Hanover Equipment Trust
  8.50%, 9/1/08                                                      190                    190
  8.75%, 9/1/11                                                      190                    190
Husky Oil Ltd.
  8.90%, 8/15/28                                                   1,900(b)               1,995
Key Energy Services, Inc.
  8.38%, 3/1/08                                                      115                    112
Pemex Project
  9.13%, 10/13/10                                                    685                    695
PG&E National Energy Group
  10.38%, 5/16/11                                                    555                    599
Vintage Petroleum, Inc.
  8.63%, 2/1/09                                                      360                    365
  9.75%, 6/30/09                                                     875                    917
-------------------------------------------------------------------------------------------------
                                                                                          7,028
=================================================================================================
FINANCIAL (2.5%)
Anthem Insurance Co.
  9.13%, 4/1/10                                                    1,305                  1,379
Golden State Holdings
  7.13%, 8/1/05                                                    1,185                  1,206
-------------------------------------------------------------------------------------------------

                                       6

                                                                    FACE
                                                                  AMOUNT                  VALUE
                                                                   (000)                  (000)
-------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Istar Financial Inc.
  8.75%, 8/15/08                                           $         405         $          392
-------------------------------------------------------------------------------------------------
                                                                                          2,977
=================================================================================================
FOOD & BEVERAGES (1.8%)
Michael Foods
  11.75%, 4/1/11                                                     735                    772
Smithfield Foods, Inc.
  7.63%, 2/15/08                                                   1,465                  1,425
-------------------------------------------------------------------------------------------------
                                                                                          2,197
=================================================================================================
GAMING (5.5%)
Harrah's Operating Co. Inc.
  8.00%, 2/1/11                                                    1,330                  1,295
Horseshoe Gaming Holding
  8.63%, 5/15/09                                                   1,400                  1,372
International Game Technology
  8.38%, 5/15/09                                                   1,625                  1,637
Park Place Entertainment
  7.88%, 12/15/05                                                    355                    337
  8.50%, 11/15/06                                                    250                    252
Station Casinos, Inc.
  8.38%, 2/15/08                                                   1,800                  1,692
-------------------------------------------------------------------------------------------------
                                                                                          6,585
=================================================================================================
GENERAL INDUSTRIAL (1.7%)
Flowserve Corp.
  12.25%, 8/15/10                                                  1,560                  1,615
The Manitowoc Co., Inc.
  10.38%, 5/15/11                                          EUR       565                    465
-------------------------------------------------------------------------------------------------
                                                                                          2,080
=================================================================================================
HEALTH CARE (8.1%)
Aetna, Inc.
  7.88%, 3/1/11                                            $       1,580                  1,580
Amerisourcebergen Corp.
  8.13%, 9/1/08                                                      205                    212
Fresenius Medical Capital Trust II
  7.88%, 2/1/08                                                    2,500                  2,475
HCA- The Healthcare Co.
  6.91%, 6/15/05                                                   3,425                  3,449
  8.75%, 9/1/10                                                       75                     81
Health Net, Inc.
  8.38%, 4/15/11                                                   1,200                  1,238
Omnicare, Inc.
  8.13%, 3/15/11                                           $         645         $          666
-------------------------------------------------------------------------------------------------
                                                                                          9,701
-------------------------------------------------------------------------------------------------
HOTELS & LODGING (1.2%)
Hilton Hotels
  7.95%, 4/15/07                                                     615                    595
HMH Properties 'A'
  7.88%, 8/1/05                                                      980                    862
-------------------------------------------------------------------------------------------------
                                                                                          1,457
=================================================================================================
MEDIA (6.7%)
Advanstar Communications
  12.00%, 2/15/11                                                     40                     27
Alliance Atlantis Communications
  13.00%, 12/15/09                                                 1,275                  1,288
Nextmedia Operating, Inc.
  10.75%, 7/1/11                                                     625                    597
Primedia, Inc.
  8.88%, 5/15/11                                                   1,210                    908
Quebcor Media, Inc.
  11.13%, 7/15/11                                                    800                    792
Radio One, Inc.
  8.88%, 7/1/11                                                      475                    468
Salem Communications Corp.
  9.00%, 7/1/11                                                      915                    940
Satelites Mexicanos 'B'
  10.13%, 11/1/04                                                  1,370                    822
TV Azteca 'B'
  10.50%, 2/15/07                                                  1,000                    850
XM Satellite Radio Holdings, Inc.
  14.00%, 3/15/10                                                    405                    190
Young Broadcasting, Inc.
  10.00%, 3/1/11                                                   1,500                  1,192
-------------------------------------------------------------------------------------------------
                                                                                          8,074
=================================================================================================
METALS (2.9%)
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                     515                    361
Murrin Murrin Holdings Property, Ltd.
  9.38%, 8/31/07                                                   1,775                  1,331
National Steel Corp. 'D'
  9.88%, 3/1/09                                                    2,425                    921
Phelps Dodge Corp.
  8.75%, 6/1/11                                                      740                    760
-------------------------------------------------------------------------------------------------

                                       7

                                                                    FACE
                                                                  AMOUNT                  VALUE
                                                                   (000)                  (000)
-------------------------------------------------------------------------------------------------
METALS (CONTINUED)
Republic Technologies International
  13.75%, 7/15/09                                          $         720(b)      $            68
-------------------------------------------------------------------------------------------------
                                                                                           3,441
=================================================================================================
PAPER & PACKAGING (7.2%)
Indah Kiat International Finance
  10.00%, 7/1/07                                                   1,950(b)                 293
Louisiana Pacific Corp.
  8.88%, 8/15/10                                                     265                    241
  10.88%, 11/15/08                                                   775                    713
Norampac, Inc.
  9.50%, 2/1/08                                                    2,080                  2,116
Owens-Illinios, Inc.
  7.50%, 5/15/10                                                   2,315                  1,713
  7.80%, 5/15/18                                                     345                    229
Pacifica Papers, Inc.
  10.00%, 3/15/09                                                  1,680                  1,756
Pindo Deli Finance (Mauritius)
  10.75%, 10/1/07                                                  1,955(b)                 196
TEMBEC Industries, Inc.
  8.50%, 2/1/11                                                     1,440                 1,454
-------------------------------------------------------------------------------------------------
                                                                                          8,711
=================================================================================================
REAL ESTATE (4.7%)
Beazer Homes U.S.A.
  8.63%, 5/15/11                                                   1,020                    969
Centex Corp.
  7.875%, 2/1/11                                                   1,480                  1,496
D.R. Horton, Inc.
  8.00%, 2/1/09                                                      680                    632
Schuler Homes
  9.38%, 7/15/09                                                     950                    898
  10.50%, 7/15/11                                                    455                    432
Toll Brothers, Inc.
  8.25%, 2/1/11                                                    1,410                  1,269
-------------------------------------------------------------------------------------------------
                                                                                          5,696
=================================================================================================
RETAIL (1.1%)
DR Structured Finance
  6.66%, 8/15/10                                                     455                    371
HMV Media Group plc
  10.25%, 5/15/08                                                    490                    343
  10.88%, 5/15/08                                          EUR       560                    627
-------------------------------------------------------------------------------------------------
                                                                                          1,341
=================================================================================================
SERVICES (4.7%)
Allied Waste - North America
  8.88%, 4/1/08                                            $       1,465         $        1,494
Blum CB Corp.
  11.25%, 6/15/11                                                    785                    706
Encompass Services Corp.
  10.50%, 5/1/09                                                     745                    507
Waste Management, Inc.
  6.88%, 5/15/09                                                     180                    184
  7.00%, 10/15/06                                                  1,325                  1,390
  7.13%, 10/1/07                                                     960                  1,015
  7.13%, 12/15/17                                                    350                    337
-------------------------------------------------------------------------------------------------
                                                                                          5,633
=================================================================================================
SUPERMARKET/DRUG (1.8%)
CA FM Lease Trust
  8.50%, 7/15/17                                                   1,274                  1,306
Delhaize America, Inc.
  9.00%, 4/15/31                                                     765                    872
-------------------------------------------------------------------------------------------------
                                                                                          2,178
=================================================================================================
TECHNOLOGY (0.3%)
Hynix Semiconductor America, Inc.
  8.25%, 5/15/04                                                     790                    406
=================================================================================================
TRANSPORTATION (2.5%)
Air Canada
  10.25%, 3/15/11                                                  1,280                    550
Autonation, Inc.
  9.00%, 8/1/08                                                      465                    446
Dana Corp.
  9.00%, 8/15/11                                                     685                    601
Hayes Lemmerz International, Inc.
  8.25%, 12/15/08                                                  3,165                    475
Jet Equipment Trust 'D-95'
  11.44%, 11/1/14                                                  1,100                    990
-------------------------------------------------------------------------------------------------
                                                                                          3,062
=================================================================================================
UTILITIES (1.5%)
AES Corp.
  8.50%, 11/1/07                                                     825                    668
Calpine Corp.
  8.50%, 2/15/11                                                   1,055                  1,023
-------------------------------------------------------------------------------------------------

                                       8

                                                                    FACE
                                                                  AMOUNT                  VALUE
                                                                   (000)                  (000)
-------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
CMS ENERGY CORP.
  7.50%, 1/15/09                                           $          75         $           71
-------------------------------------------------------------------------------------------------
                                                                                          1,762
=================================================================================================
TOTAL CORPORATE BONDS AND NOTES
  (Cost $170,562)                                                                       108,241
=================================================================================================
ASSET BACKED SECURITIES (0.5%)
=================================================================================================
OHA Auto Grantor Trust 1997-1, 'B'
  11.00%, 1/15/04
  (Cost $983)                                                        983                    659
=================================================================================================
COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
=================================================================================================
Federal Home Mortgage Acceptance Corp.
  7.93%, 11/1/18                                                   1,312                     13
GMAC Commercial Mortgage Securities, Inc.
  1996-C1 X2 IO
  1.96%, 10/15/28                                                  3,915                    223
-------------------------------------------------------------------------------------------------
                                                                                            236
=================================================================================================
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
  (Cost $1,686)                                                                             236
=================================================================================================
SOVEREIGN AND EMERGING MARKETS (2.0%)
=================================================================================================
Federative Republic of Brazil 'C' Bond PIK
  8.00%, 4/15/14                                                   1,244                    838
Republic of Philippines
  0.106%, 3/16/25                                                    275                    226
Republic of Colombia
  9.75%, 4/23/09                                                     930                    912
United Mexican States
  0.001%, 1/14/11                                                    465                    459
-------------------------------------------------------------------------------------------------
                                                                                          2,435
=================================================================================================
TOTAL SOVEREIGN AND EMERGING MARKETS
  (Cost $2,436)                                                                           2,435
=================================================================================================
                                                                  SHARES
-------------------------------------------------------------------------------------------------
COMMON STOCK (0.0%)
=================================================================================================
TELEPHONE SERVICES (0.0%)
  Song Networks Holding AB ADR
  (Cost $54)                                                      33,640                     12
=================================================================================================
PREFERRED STOCKS (5.6%)
COMMUNICATIONS: FIXED (1.5%)
  Broadwing Communications
    Corp., Series B                                                1,759         $        1,636
  XO Communications, Inc., ' E'
    PIK 13.50%                                                     1,180                     94
  XO Communications, Inc., PIK
    14.00%                                                        13,719                     62
-------------------------------------------------------------------------------------------------
                                                                                          1,792
=================================================================================================
COMMUNICATIONS: MOBILE (1.9%)
  Dobson Communications PIK
    13.00%                                                         1,734                  1,613
  Nextel Communications, Inc. 'D'
    PIK 13.00%                                                     1,266                    646
-------------------------------------------------------------------------------------------------
                                                                                          2,259
=================================================================================================
MEDIA (1.0%)
  Paxson Communications Corp.,
    PIK 13.25%                                                       119                  1,074
  Primedia, Inc., Series D,
    Exchangeable, 10.00%                                           1,545                     91
  Primedia, Inc., 9.20%                                            1,970                    116
-------------------------------------------------------------------------------------------------
                                                                                          1,281
=================================================================================================
UTILITIES (1.2%)
  TNP Enterprises, Inc. Series D, PIK
    14.50%, 1/1/80                                                     1                  1,422
-------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
    (Cost $7,241)                                                                         6,754
=================================================================================================

                                                                  NO. OF
                                                                WARRANTS
-------------------------------------------------------------------------------------------------
WARRANTS (0.2%)
=================================================================================================
COMMUNICATIONS: FIXED (0.0%)
  GT Group Telecom, Inc., Class B,
    expiring 02/01/10                                             31,650                     16
  Maxcom Telecomunicaciones,
    expiring 04/01/07                                              1,250                     -- @
-------------------------------------------------------------------------------------------------
                                                                                             16
=================================================================================================
COMMUNICATIONS: MOBILE (0.1%)
  Globalstar Telecom, expiring
    2/15/04                                                        1,850                     -- @
  Motient Corp., expiring 04/01/08                                17,250                     -- @
  Occidente y Caribe, expiring
    3/15/04                                                      102,000                    103
-------------------------------------------------------------------------------------------------
                                                                                            103
=================================================================================================
MEDIA (0.0%)
  XM Satellite Radio Holdings, Inc.,
    expiring 03/15/10                                              8,200                      4
=================================================================================================

                                       9

                                                                  NO. OF                  VALUE
                                                                WARRANTS                  (000)
-------------------------------------------------------------------------------------------------
METALS (0.0%)
  Republic Technologies International,
    Class D, expiring 07/15/09                                       720         $           -- @
=================================================================================================
UTILITIES (0.1%)
  SW Acquisition                                                   1,475                     44
=================================================================================================
TOTAL WARRANTS
  (Cost $180)                                                                               167
=================================================================================================
                                                                  NO. OF
                                                                  RIGHTS
-------------------------------------------------------------------------------------------------
RIGHTS (0.0%)
=================================================================================================
  CABLE (0.0%)
    ONO Finance plc
    (Cost $--@)                                                      875                      3
=================================================================================================
                                                                    FACE
                                                                  AMOUNT
                                                                   (000)
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%)
TREASURY BILLS (0.2%)
  Treasury Bill
    10/18/01                                                         100                    100
    11/15/01                                                         100                     99
-------------------------------------------------------------------------------------------------
                                                                                            199
=================================================================================================
REPURCHASE AGREEMENT (1.5%)
  J.P. Morgan Securities, Inc., 2.50%,
    dated 9/28/01, due 10/1/01
  (Cost $1,862)                                                    1,862                  1,862
-------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,062)                                                                           2,061
=================================================================================================
TOTAL INVESTMENTS (100.0%)
  (Cost $185,203)                                                                       120,568
=================================================================================================

                                                                  AMOUNT
                                                                   (000)
-------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES
  Other Assets                                                     9,284
  Liabilities                                                    (48,002)               (38,718)
=================================================================================================
NET ASSETS
  Applicable to 11,632,088, issued and
    outstanding U.S.$ 0.01 par value shares
    (100,000,000 shares authorized)                                              $       81,850
=================================================================================================
NET ASSETS VALUE PER SHARE                                                       $         7.04
=================================================================================================

(a) -- Step Bond- coupon rate increases in increments to maturity. Rates disclosed is ultimate maturity.
(b) - Issuer in default.
@   - Value is less than U.S. $500.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
GDS - Global Depositary Shares.

                                       10